ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 183,717	$ 638,671
Accrued liabilities	44,981	37,934
Total	$ 228,698	$ 676,605